Shareholder Report, Holdings (Details)	Jun. 30, 2024
CLASS I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.05%
CLASS I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.04%
CLASS I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
CLASS I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.83%
CLASS I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
CLASS I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
CLASS I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
CLASS I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
CLASS I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%
CLASS I | R B Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
CLASS I | I C F International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
CLASS I | Q 2 Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
CLASS I | Cyber Ark Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
CLASS I | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CLASS I | Descartes Systems Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
CLASS I | Tetra Tech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
CLASS I | Cohenamp Steers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
CLASS I | S P S Commerce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
CLASS I | Globus Medical Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
CLASS I | Strong Totaloftoptenstrong [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.49%
CLASS N | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.05%
CLASS N | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.04%
CLASS N | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
CLASS N | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.83%
CLASS N | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
CLASS N | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
CLASS N | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
CLASS N | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
CLASS N | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%
CLASS N | R B Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
CLASS N | I C F International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
CLASS N | Q 2 Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
CLASS N | Cyber Ark Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
CLASS N | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CLASS N | Descartes Systems Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
CLASS N | Tetra Tech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
CLASS N | Cohenamp Steers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
CLASS N | S P S Commerce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
CLASS N | Globus Medical Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
CLASS N | Strong Totaloftoptenstrong [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.49%